Performance Management	Dec. 31, 2025
MFS Blended Research Small Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 1.13%. During the period(s) shown in the bar chart, the highest quarterly return was 23.70% (for the calendar quarter ended December 31, 2020) and the lowest quarterly return was (33.45)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Blended Research Small Cap Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Initial Class Shares | Average Annual Return, Percent		5.76%	6.92%	9.10%
Service Class Shares | Average Annual Return, Percent		5.49%	6.62%	8.82%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Blended Research Small Cap Equity Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	1.13%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.70%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(33.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Conservative Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Additional Market Index [Text]	As of December 31, 2025, the MFS Conservative Allocation Portfolio Blended Index (the Blended Index) consisted of the following indices and weightings: 29% Standard & Poor’s 500 Stock Index; 9% MSCI EAFE (Europe, Australasia, Far East) Index (net div); 2% FTSE EPRA Nareit Developed Real Estate Index (net div); and 60% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (1.23)%. During the period(s) shown in the bar chart, the highest quarterly return was 10.49% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (9.41)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Conservative Allocation Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MFS Conservative Allocation Portfolio Blended Index | Average Annual Return, Label [Optional Text]	MFS Conservative Allocation Portfolio Blended Index
MFS Conservative Allocation Portfolio Blended Index | Average Annual Return, Percent		12.50%	4.70%	6.29%
Initial Class Shares | Average Annual Return, Percent		10.00%	3.09%	5.70%
Service Class Shares | Average Annual Return, Percent		9.72%	2.83%	5.43%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

As of December 31, 2025, the MFS Conservative Allocation Portfolio Blended Index (the Blended Index) consisted of the following indices and weightings: 29% Standard & Poor’s 500 Stock Index; 9% MSCI EAFE (Europe, Australasia, Far East) Index (net div); 2% FTSE EPRA Nareit Developed Real Estate Index (net div); and 60% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Conservative Allocation Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(1.23%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(9.41%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS Global Real Estate Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (1.26)%. During the period(s) shown in the bar chart, the highest quarterly return was 16.58% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (23.07)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Global Real Estate Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (net div) | Average Annual Return, Label [Optional Text]	MSCI All Country World Index (net div)
MSCI All Country World Index (net div) | Average Annual Return, Percent		22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Real Estate Index (net div) | Average Annual Return, Label [Optional Text]	FTSE EPRA Nareit Developed Real Estate Index (net div)
FTSE EPRA Nareit Developed Real Estate Index (net div) | Average Annual Return, Percent		9.57%	2.76%	3.25%
Initial Class Shares | Average Annual Return, Percent		3.53%	1.32%	5.01%
Service Class Shares | Average Annual Return, Percent		3.30%	1.08%	4.76%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Global Real Estate Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(1.26%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(23.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Growth Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Additional Market Index [Text]	As of December 31, 2025, the MFS Growth Allocation Portfolio Blended Index (the Blended Index) consisted of the following indices and weightings: 54% Standard & Poor’s 500 Stock Index; 21% MSCI EAFE (Europe, Australasia, Far East) Index (net div); 5% FTSE EPRA Nareit Developed Real Estate Index (net div); and 20% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (2.07)%. During the period(s) shown in the bar chart, the highest quarterly return was 16.78% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (16.60)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Growth Allocation Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
MFS Growth Allocation Portfolio Blended Index | Average Annual Return, Label [Optional Text]	MFS Growth Allocation Portfolio Blended Index
MFS Growth Allocation Portfolio Blended Index | Average Annual Return, Percent		18.09%	9.73%	10.37%
Initial Class Shares | Average Annual Return, Percent		12.18%	6.19%	9.22%
Service Class Shares | Average Annual Return, Percent		11.87%	5.93%	8.95%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

As of December 31, 2025, the MFS Growth Allocation Portfolio Blended Index (the Blended Index) consisted of the following indices and weightings: 54% Standard & Poor’s 500 Stock Index; 21% MSCI EAFE (Europe, Australasia, Far East) Index (net div); 5% FTSE EPRA Nareit Developed Real Estate Index (net div); and 20% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Growth Allocation Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(2.07%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	16.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Inflation-Adjusted Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (0.37)%. During the period(s) shown in the bar chart, the highest quarterly return was 8.49% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (12.69)% (for the calendar quarter ended June 30, 2022).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Inflation-Adjusted Bond Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index | Average Annual Return, Percent		8.17%	(2.15%)	1.26%
Bloomberg World Government Inflation-Linked Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg World Government Inflation-Linked Bond Index
Bloomberg World Government Inflation-Linked Bond Index | Average Annual Return, Percent		8.80%	(2.17%)	1.68%
Initial Class Shares | Average Annual Return, Percent		8.63%	(3.09%)	1.10%
Service Class Shares | Average Annual Return, Percent		8.17%	(3.35%)	0.84%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Inflation-Adjusted Bond Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(0.37%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.69%)
Lowest Quarterly Return, Date	Jun. 30, 2022
MFS Limited Maturity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 0.29%. During the period(s) shown in the bar chart, the highest quarterly return was 5.19% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (3.09)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Limited Maturity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Bloomberg 1-3 Year U.S. Government/Credit Bond Index | Average Annual Return, Percent		5.35%	1.97%	2.09%
Initial Class Shares | Average Annual Return, Percent		5.83%	2.56%	2.70%
Service Class Shares | Average Annual Return, Percent		5.49%	2.29%	2.44%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Limited Maturity Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	0.29%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	5.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Mid Cap Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 1.09%. During the period(s) shown in the bar chart, the highest quarterly return was 19.90% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (31.01)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Mid Cap Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell Midcap® Value Index | Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index
Russell Midcap® Value Index | Average Annual Return, Percent		11.05%	9.83%	9.78%
Initial Class Shares | Average Annual Return, Percent		5.98%	10.18%	9.95%
Service Class Shares | Average Annual Return, Percent		5.75%	9.90%	9.69%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Mid Cap Value Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	1.09%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	19.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS Moderate Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Additional Market Index [Text]	As of December 31, 2025, the MFS Moderate Allocation Portfolio Blended Index (the Blended Index) consisted of the following indices and weightings: 43% Standard & Poor’s 500 Stock Index; 14% MSCI EAFE (Europe, Australasia, Far East) Index (net div); 3% FTSE EPRA Nareit Developed Real Estate Index (net div); and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was (1.68)%. During the period(s) shown in the bar chart, the highest quarterly return was 13.62% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (12.32)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS Moderate Allocation Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Stock Index | Average Annual Return, Label [Optional Text]	Standard & Poor's 500 Stock Index
Standard & Poor's 500 Stock Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
MFS Moderate Allocation Portfolio Blended Index | Average Annual Return, Label [Optional Text]	MFS Moderate Allocation Portfolio Blended Index
MFS Moderate Allocation Portfolio Blended Index | Average Annual Return, Percent		15.20%	7.36%	8.52%
Initial Class Shares | Average Annual Return, Percent		11.29%	4.82%	7.62%
Service Class Shares | Average Annual Return, Percent		10.96%	4.55%	7.35%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

As of December 31, 2025, the MFS Moderate Allocation Portfolio Blended Index (the Blended Index) consisted of the following indices and weightings: 43% Standard & Poor’s 500 Stock Index; 14% MSCI EAFE (Europe, Australasia, Far East) Index (net div); 3% FTSE EPRA Nareit Developed Real Estate Index (net div); and 40% Bloomberg U.S. Aggregate Bond Index. The components and weightings of the Blended Index may have differed during the periods and may differ in the future.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS Moderate Allocation Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	(1.68%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(12.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MFS New Discovery Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart [Heading]	Initial Class Bar Chart.
Bar Chart Closing [Text Block]

The total return for the three-month period ended March 31, 2026, was 1.49%. During the period(s) shown in the bar chart, the highest quarterly return was 31.09% (for the calendar quarter ended December 31, 2020) and the lowest quarterly return was (34.08)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	Performance Table.
Performance [Table]
Average Annual Total Returns - MFS New Discovery Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.27%
Initial Class Shares | Average Annual Return, Percent		3.08%	8.48%	10.58%
Service Class Shares | Average Annual Return, Percent		2.88%	8.22%	10.30%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-877-411-3325
MFS New Discovery Value Portfolio | Initial Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the three-month period ended
Bar Chart, Year to Date Return	1.49%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	31.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(34.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020